CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 126,313	$ 1,382,525	$ 1,262
Current assets
Receivables	296,049	2,316	0
Prepaid expenses	302,573	27,160	62,089
Inventory	82,947	67,144	0
Due from related parties	399,507	429,648	399,251
Total Current Assets	1,207,389	1,908,793	462,602
Property and equipment, net	527,936	79,153	36,597
Intangible assets, net	52,414	54,912	0
Operating lease right of use asset	1,942,351	315,207	546,350
Lease security deposit	177,289	86,811	83,386
Total Assets	3,907,379	2,444,876	1,128,935
Current liabilities
Accounts payable and accrued expenses (including accounts payable and accrued expenses of VIE without recourse to the Company of $101,175 and $0 as of December 31, 2020 and December 31, 2019, respectively)	0	101,175	0
Customer deposits (including customer deposits of VIE without recourse to the Company of $11,028 and $0 as of December 31, 2020 and December 31, 2019, respectively)	0	11,028	0
Advances from prospective customers/distributors (including advances from prospective customers/distributors of VIE without recourse to the Company of $757,896 and $0 as of December 31 2020 and December 31, 2019, respectively)	794,951	757,896	0
Due to related parties (including due to related parties without recourse to the Company of $91,951 and $93,852 as of December 31, 2020 and December 31, 2019, respectively)	243,556	91,951	93,852
Operating lease liability - current (including operating lease liability -current of VIE without recourse to the Company of $315,207 and $262,928 as of December 31, 2020 and December 31, 2019, respectively)	456,155	315,207	262,928
Total Current Liabilities	1,494,662	1,277,257	356,780
Non-current liabilities
Operating lease liability - non-current (including operating lease liability - non- current of VIE without recourse to the Company of $0 and $283,422 as of December 31, 2020 and December 31, 2019, respectively)	1,486,196	0	283,422
Total Liabilities	2,980,858	1,277,257	640,202
Commitments and contingencies	0	0	0
Shareholders' Equity:
Preferred stock, par value $.01 per share, 5,000,000 shares authorized, none issued	0	0	0
Common stock value	0	1,015	0
Additional Paid in Capital	2,117,599	2,107,602	723,861
Accumulated deficit	(1,381,669)	(942,994)	(231,193)
Accumulated other comprehensive income (loss)	72,409	1,996	(3,935)
Total Shareholders' Equity	926,521	1,167,619	488,733
Total Liabilities and Shareholders' Equity	3,907,379	2,444,876	1,128,935
Common Stock Class B [Member]
Shareholders' Equity:
Common stock value	4	0	0
Total Shareholders' Equity	4	0	0
Common Class A [Member]
Shareholders' Equity:
Common stock value	$ 118,178	$ 117,000	$ 0